Commitments and Contingencies - Regulatory Net Worth Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
HUB
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth	$ 298,429	[1]	$ 51,437	[1]
Net Worth Required	2,500		1,000
GNMA
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth	298,429	[1]	51,437	[1]
Net Worth Required	12,667		5,780
FNMA
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth	298,429	[1]	51,437	[1]
Net Worth Required	20,635		2,500
FHLMC
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth	298,429
Net Worth Required	2,905
Various States
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth	298,429	[1]	51,437	[1]
Minimum
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth Required	0
Minimum | Various States
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth Required	0		0
Maximum
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth Required	1,000
Maximum | Various States
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Net Worth Required	$ 1,000		$ 1,000

[1]	Calculated in compliance with the respective agencies' or states' requirements.